                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology Corp.
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seymour L. Goldblatt
Title:    President
Phone:    212-421-2155

Signature, Place, and Date of Signing:

         /s/Seymour L. Goldblatt          New York, New York     May 14, 2003
------------------------------------
         [Signature]

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                            FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:              -0-

Form 13F Information Table Entry Total:        107

Form 13F Information Table Value Total:   $446,554
                                          --------
                                         (thousands)

List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F

Page 1 of 5                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

            Item 1:             Item 2:  Item 3:     Item 4:    Item 5:           Item 6:          Item 7:           Item 8:
        Name of Issuer         Title of   CUSIP      Fair     Shares of   Investment Discretion   Managers      Voting Authority
                                Class    Number      Market   Principal   (a)    (b)      (c)    See Instr.          (Shares)
                                                     Value     Amount     Sole Shared-As Shared-    V           (a)     (b)    (c)
                                                  (x $1,000)                   Defined   Other                 Sole   Shared   None
                                                                               in Instr.
                                                                                   V
3COM CORP                         COM   885535104    18,854  3,831,360 SH   X                               3,831,360
A D C TELECOMMUNICATN INC         COM   000886101       886    429,927 SH   X                                 429,927
ACCENTURE LTD                     COM   G1150G111     1,116     72,000 SH   X                                  72,000
ACTUATE CORP                      COM   00508B102       263    189,100 SH   X                                 189,100
AETHER SYSTEMS INC                COM   00808V105     3,871  1,229,000 SH   X                               1,229,000
ALLEGIANCE TELECOM INC            COM   01747T102     1,020  3,516,000 SH   X                               3,516,000
ALLOS THERAPEUTIC                 COM   019777101     2,050    512,600 SH   X                                 512,600
ALTANA AG                         ADR   02143N103     3,348     70,800 SH   X                                  70,800
AMERICAN MANAGEMENT SYSTEMS IN    COM   027352103     7,196    595,700 SH   X                                 595,700
AMERICAN POWER CONVERSION INC     COM   029066107     2,251    158,100 SH   X                                 158,100
ARRIS GROUP INC                   COM   04269Q100     1,110    300,000 SH   X                                 300,000
ARTISOFT INC                      COM   04314L106       510  1,416,300 SH   X                               1,416,300
ASPECT COMMUNICATIONS             COM   04523Q102     8,066  2,618,950 SH   X                               2,618,950
AT&T CORP COM                     COM   001957109     6,480    400,000 SH   X                                 400,000
AT&T WIRELESS SERVICES            COM   00209A106     1,155    175,000 SH   X                                 175,000
BEA SYS INC                       COM   073325102     1,876    185,000 SH   X                                 185,000
BIOTRANSPLANT INC COM             COM   09066Y107       183  1,217,900 SH   X                               1,217,900
BIOVAIL CORP                      COM   09067J109     3,134     78,600 SH   X                                  78,600
BLUECOAT SYSTEMS                  COM   09534T508     4,576    780,900 SH   X                                 780,900
BOTTOMLINE TECHNOLOGY             COM   101388106     1,732    314,900 SH   X                                 314,900
CAMBRIDGE HEART INC               COM   131910101       484  1,241,927 SH   X                               1,241,927
CISCO SYSTEMS INC                 COM   17275R102     2,340    180,252 SH   X                                 180,252
CITRIX SYS INC                    COM   177376100     3,502    266,100 SH   X                                 266,100
COGNOS INC                        COM   19244C109     5,828    256,500 SH   X                                 256,500
COMPUTER TASK GROUP COM           COM   205477102       841    435,600 SH   X                                 435,600
COMPUWARE CORE COM                COM   205638109     4,824  1,423,000 SH   X                               1,423,000
COMTECH TELECOMMUNICAT COM NEW    COM   205826209     7,097    545,948 SH   X                                 545,948
COMVERSE TECH COM                 COM   205862402       743     65,700 SH   X                                  65,700
CORVIS CORP                       COM   221009103     5,465  8,407,200 SH   X                               8,407,200
CRAY INC                          COM   225223106     1,190    180,000 SH   X                                 180,000
CSG SYS INTL INC                  COM   126349109     7,497    864,700 SH   X                                 864,700
DEPOMED INC                       COM   249908104       219     94,954 SH   X                                  94,954
DIAMONDCLUSTER INTL               COM   25278P106     1,390    992,800 SH   X                                 992,800
DOCENT INC                        COM   25608L502     1,228    501,330 SH   X                                 501,330
E TRADE GROUP                     COM   269246104       838    199,000 SH   X                                 199,000

COLUMN TOTAL                                        113,163

                                    FORM 13F

Page 2 of 5                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

            Item 1:             Item 2:  Item 3:     Item 4:    Item 5:           Item 6:          Item 7:           Item 8:
        Name of Issuer         Title of   CUSIP      Fair     Shares of   Investment Discretion   Managers      Voting Authority
                                Class    Number      Market   Principal   (a)    (b)      (c)    See Instr.          (Shares)
                                                     Value     Amount     Sole Shared-As Shared-    V           (a)     (b)    (c)
                                                  (x $1,000)                   Defined   Other                 Sole   Shared   None
                                                                               in Instr.
                                                                                   V
EARTHLINK NETWORK INC             COM   270321102    10,651  1,852,300 SH   X                               1,852,300
ELOYALTY CORP                     COM   290151307     1,828    529,800 SH   X                                 529,800
ENREV CORP                        COM     PRIVATE         1     86,226 SH   X                                  86,226
EPICOR SOFTWARE CORP              COM   29426L108     2,688  1,311,039 SH   X                               1,311,039
EPRESENCE INC                     COM   294348107       531    279,700 SH   X                                 279,700
EXTREME NETWORKS INC              COM   30226D106     3,832    885,000 SH   X                                 885,000
F5 NETWORKS INC                   COM   315616102       530     42,000 SH   X                                  42,000
FILENET CORP COM                  COM   316869106     1,974    188,200 SH   X                                 188,200
FLEXTRONICES INTERNATIONAL LTD    COM   Y2573F102     6,117    701,500 SH   X                                 701,500
FOUNDRY NETWORKS INC              COM   35063R100     2,460    305,973 SH   X                                 305,973
FREEMARKETS                       COM   356602102     1,674    306,000 SH   X                                 306,000
GATEWAY INC                       COM   367626108     8,979  3,804,800 SH   X                               3,804,800
GEMSTAR-TV GUIDE INTL             COM   36866W106     7,836  2,135,600 SH   X                               2,135,600
GM HUGHES ELECTRONIC              COM   370442832       986     88,000 SH   X                                  88,000
CLASS H

HIFN INC                          COM   428358105     1,352    284,000 SH   X                                 284,000
HYPERION SOLUTIONS CORP           COM   44914M104    18,049    744,300 SH   X                                 744,300
IDT CORP                          COM   448947309     2,716    180,000 SH   X                                 180,000
IDT CORP CLASS C                  COM   448947101     1,498    100,000 SH   X                                 100,000
IMANAGE INC                       COM   45245Y105       205     72,300 SH   X                                  72,300
IMCLONE SYS INC                   COM   45245W109    17,216  1,040,900 SH   X                               1,040,900
INDUS INTL INC                    COM   45578L100     4,992  2,936,700 SH   X                               2,936,700
INTERACTIVE INTELLIGENCE INC      COM   45839M103     4,020  1,309,400 SH   X                               1,309,400
INTERWOVEN INC                    COM   46114T102     3,784  2,079,200 SH   X                               2,079,200
IONA TECHNOLOGIES                 ADR   46206P109       661    318,000 SH   X                                 318,000
JUPITERMEDIA CORP                 COM   48207D101     1,803    593,000 SH   X                                 593,000
KANA SOFTWARE INC COM             COM   483600300     1,024    255,900 SH   X                                 255,900
KEYNOTE SYS INC                   COM   493308100     1,904    204,700 SH   X                                 204,700
KING PHARMACEUTICALS              COM   495582108       252     21,100 SH   X                                  21,100
KOSAN BIOSCIENCES INC             COM   50064W107     2,214    496,500 SH   X                                 496,500
MANUGISTICS GROUP INC             COM   565011103     9,679  4,245,100 SH   X                               4,245,100
MAXTOR CORP                       COM   577729205    23,397  4,155,708 SH   X                               4,155,708
META GROUP INC                    COM   591002100     2,043    539,100 SH   X                                 539,100
MID-ATLANTIC MEDICAL SERVICES     COM   59523C107     3,633     89,600 SH   X                                  89,600
NEOPHARM INC                      COM   640919106    10,552    916,780 SH   X                                 916,780

COLUMN TOTAL                                        161,081

                                    FORM 13F

Page 3 of 5                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

            Item 1:             Item 2:  Item 3:     Item 4:    Item 5:           Item 6:          Item 7:           Item 8:
        Name of Issuer         Title of   CUSIP      Fair     Shares of   Investment Discretion   Managers      Voting Authority
                                Class    Number      Market   Principal   (a)    (b)      (c)    See Instr.          (Shares)
                                                     Value     Amount     Sole Shared-As Shared-    V           (a)     (b)    (c)
                                                  (x $1,000)                   Defined   Other                 Sole   Shared   None
                                                                               in Instr.
                                                                                   V
NEW FOCUS INC                     COM   644383101     3,767  1,207,300 SH   X                               1,207,300
OPENWAVE SYS INC COM              COM   683718100     1,022    720,000 SH   X                                 720,000
PEGASUS SATELLITE COMMUNICATIO    COM   705904100     6,231    484,490 SH   X                                 484,490
PEOPLESOFT INC                    COM   712713106       303     19,800 SH   X                                  19,800
PERVASIVE SOFTWARE INC COM        COM   715710109     1,239    278,500 SH   X                                 278,500
PINNACOR INC                      COM   723487104       311    255,000 SH   X                                 255,000
PRATICEWORKS INC                  COM   739419109     1,346    131,100 SH   X                                 131,100
PRICELINE.COM                     COM   741503106     2,373  1,447,100 SH   X                               1,447,100
QAD INC                           COM   74727D108     2,175    471,900 SH   X                                 471,900
QLT INC                           COM   746927102     9,915    975,900 SH   X                                 975,900
QUEST SOFTWARE INC                COM   74834T103     3,739    415,500 SH   X                                 415,500
QUOVADX INC                       COM   74913K106     2,114  1,095,500 SH   X                               1,095,500
RADIOSHACK CORP                   COM   750438103     1,792     80,400 SH   X                                  80,400
REGISTER COM                      COM   75914G101     3,261    590,700 SH   X                                 590,700
RESONATE INC                      COM   76115Q104     1,314    677,300 SH   X                                 677,300
RIVERSTONE NETWORKS               COM   769320102     3,993  2,851,950 SH   X                               2,851,950
ROXIO INC                         COM   780008108     1,376    221,900 SH   X                                 221,900
S1 CORPORATION                    COM   78463B101    16,992  3,318,800 SH   X                               3,318,800
SANMINA-SCI CORP                  COM   800907107    11,989  2,967,616 SH   X                               2,967,616
SAPIENT CORP                      COM   803062108       699    457,100 SH   X                                 457,100
SEAGATE TECHNOLOGY HOLDINGS       COM   G7945J104     6,373    617,500 SH   X                                 617,500
SIEBEL SYS INC                    COM   826170102     3,827    477,800 SH   X                                 477,800
SOLECTRON CORP                    COM   834182107    17,009  5,632,171 SH   X                               5,632,171
SONICWALL INC                     COM   835470105     2,988    830,000 SH   X                                 830,000
SONUS PHARMACEUTICALS INC         COM   835692104       202     85,106 SH   X                                  85,106
STARBASE COMMON - WORLD WEB SE    PFD     PRIVATE        20  2,000,000 SH   X                               2,000,000
SYCAMORE NETWORKS INC             COM   871206108    15,135  4,962,400 SH   X                               4,962,400
SYMBOL TECHNOLOGIES               COM   871508107     1,320    153,300 SH   X                                 153,300
TECHNOLOGY SOLUTIONS CO           COM   87872T108     3,591  3,664,100 SH   X                               3,664,100

COLUMN TOTAL                                        126,416

                                    FORM 13F

Page 4 of 5                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

            Item 1:             Item 2:  Item 3:     Item 4:    Item 5:           Item 6:          Item 7:           Item 8:
        Name of Issuer         Title of   CUSIP      Fair     Shares of   Investment Discretion   Managers      Voting Authority
                                Class    Number      Market   Principal   (a)    (b)      (c)    See Instr.          (Shares)
                                                     Value     Amount     Sole Shared-As Shared-    V           (a)     (b)    (c)
                                                  (x $1,000)                   Defined   Other                 Sole   Shared   None
                                                                               in Instr.
                                                                                   V
TUMBLEWEED COMMUNICTNS CORP       COM   899690101     2,733  2,118,800 SH   X                               2,118,800
TURNSTONE SYSTEMS                 COM   900423104     4,472  1,580,100 SH   X                               1,580,100
ULTICOM                           COM   903844108     2,249    350,329 SH   X                                 350,329
VALUECLICK INC                    COM   92046N102     1,991    657,000 SH   X                                 657,000
VIGNETTE CORP                     COM   926734104     4,783  3,146,500 SH   X                               3,146,500
VITESSE SEMICONDUCTOR CORP        COM   928497106       102     47,490 SH   X                                  47,490
WESTERN DIGITAL CORP              COM   958102105    26,716  2,948,800 SH   X                               2,948,800
XMSATELLITE RADIO HOLDINGS        COM   983759100     2,836    481,500 SH   X                                 481,500

COLUMN TOTAL                                         45,882

                                    FORM 13F

Page 5 of 5                                                       (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

            S SQUARED           Item 2:  Item 3:     Item 4:    Item 5:           Item 6:          Item 7:           Item 8:
           TECHNOLOGY          Title of   CUSIP       Fair     Shares of   Investment Discretion   Managers      Voting Authority
       ADDITIONS TO 13F          Class    Number      Market   Principal   (a)    (b)      (c)    See Instr.          (Shares)
                                                     Value     Amount     Sole Shared-As Shared-    V           (a)     (b)    (c)
                                                  (x $1,000)                   Defined   Other                 Sole   Shared   None
                                                                               in Instr.
                                                                                   V
NORTEL NETWORKS                   COM   656568102        12      5,954 SH   X                                   5,954

COLUMN TOTAL                                             12

GRAND TOTAL                                         446,554